BOSTON PARTNERS SMALL CAP VALUE FUND II
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 98.8%
Communication Services — 3.9%
Bumble, Inc. - Class A (a)(b)	136,278	$1,888,813
Cars.com, Inc. (a)	190,876	3,554,111
Entravision Communications Corp. - Class A	484,339	1,922,826
Nexstar Media Group, Inc. - Class A	20,826	2,955,834
Stagwell, Inc. (a)	353,756	1,775,855
TEGNA, Inc.	375,852	5,761,811
Vivid Seats, Inc. - Class A (a)(b)	484,355	4,005,616
		21,864,866
Consumer Discretionary — 12.7%
American Axle & Manufacturing Holdings, Inc. (a)	308,161	2,144,801
Bloomin' Brands, Inc. (b)	90,637	2,115,468
Bowlero Corp. (a)(b)	348,790	3,585,561
Buckle, Inc. (b)	79,170	3,052,795
Build-A-Bear Workshop, Inc.	62,718	1,532,201
Caleres, Inc. (b)	138,574	4,207,107
Carriage Services, Inc.	128,746	2,908,372
Dave & Buster's Entertainment, Inc. (a)	70,919	2,910,516
Frontdoor, Inc. (a)	107,030	3,674,340
Group 1 Automotive, Inc. (b)	8,615	2,430,292
Hibbett, Inc. (b)	37,337	2,335,429
International Game Technology PLC	80,860	2,161,388
J Jill, Inc. (a)(b)	91,603	2,703,205
Laureate Education, Inc.	506,193	6,646,313
LCI Industries (b)	31,046	3,368,801
Movado Group, Inc.	112,959	2,953,878
Solo Brands, Inc. - Class A (a)(b)	622,244	3,241,891
Steven Madden Ltd. (b)	162,285	6,153,847
Stride, Inc. (a)(b)	89,645	5,430,694
Tempur Sealy International, Inc.	39,764	1,603,284
Thor Industries, Inc. (b)	18,970	1,879,358
Topgolf Callaway Brands Corp. (a)(b)	156,843	1,922,895
Universal Technical Institute, Inc. (a)	242,110	2,825,424
		71,787,860
Consumer Staples — 2.2%
Fresh Del Monte Produce, Inc.	92,791	2,115,635
Nature's Sunshine Products, Inc. (a)	201,680	3,454,779
Nomad Foods Ltd. (a)	140,989	2,276,972
Simply Good Foods Co. (a)(b)	58,747	2,275,859
Vector Group Ltd. (b)	181,802	1,947,099
		12,070,344
Energy — 9.2%
Cactus, Inc. - Class A	42,900	1,822,821
ChampionX Corp.	89,091	2,612,148
DMC Global, Inc. (a)	93,983	1,499,029
Enerplus Corp.	166,323	2,637,883
Expro Group Holdings NV (a)	179,074	2,784,601
Kosmos Energy Ltd. (a)	470,888	3,197,330
National Energy Services Reunited Corp. (a)	539,402	2,562,160
Noble Corp. PLC	59,631	2,751,374
Par Pacific Holdings, Inc. (a)	121,193	4,153,284
Patterson-UTI Energy, Inc. (b)	149,904	1,755,376
ProPetro Holding Corp. (a)	270,606	2,465,221
Select Water Solutions, Inc.	277,765	2,072,127
Tidewater, Inc. (a)	32,932	1,978,555
US Silica Holdings, Inc. (a)	236,153	2,663,806
Vermilion Energy, Inc.	157,956	1,994,984
Viper Energy, Inc. (b)	204,163	6,292,303
Weatherford International PLC (a)	60,027	5,443,848
World Kinect Corp.	134,862	2,837,496
		51,524,346
Financials — 27.0%
AllianceBernstein Holding LP	49,282	1,426,714
Ameris Bancorp	47,431	2,019,612
AMERISAFE, Inc.	38,849	1,870,968
Assured Guaranty Ltd. (b)	66,923	4,544,741
Axis Capital Holdings Ltd.	109,862	6,189,626
Bar Harbor Bankshares	75,248	1,954,191
Berkshire Hills Bancorp, Inc.	70,270	1,470,751
BGC Group, Inc. - Class A	824,778	5,361,057
Byline Bancorp, Inc.	80,823	1,615,652
Cass Information Systems, Inc. (b)	56,869	2,351,533
Diamond Hill Investment Group, Inc.	14,895	2,391,988
Dime Community Bancshares, Inc.	87,362	1,755,976
Employers Holdings, Inc.	45,279	1,734,638
Enact Holdings, Inc.	69,603	1,928,699
Essent Group Ltd.	63,854	3,086,702
Evercore, Inc. - Class A	46,397	6,845,877
EZCORP, Inc. - Class A (a)(b)	261,121	2,141,192
Federal Agricultural Mortgage Corp. - Class C	60,514	10,035,642
First Merchants Corp.	82,304	2,524,264
First Mid Bancshares, Inc. (b)	41,369	1,282,025
FirstCash Holdings, Inc.	51,783	5,799,696
Hancock Whitney Corp.	49,408	2,038,080
Heritage Commerce Corp.	173,086	1,469,500
Heritage Financial Corp.	52,965	943,836
Hope Bancorp, Inc.	249,512	2,445,218
International Money Express, Inc. (a)	136,914	2,854,657
Merchants Bancorp	87,243	2,935,727
NCR Atleos Corp. (a)	64,579	1,434,300
Nelnet, Inc. - Class A (b)	23,170	1,943,963
OceanFirst Financial Corp.	233,798	3,240,440
Old National Bancorp (b)	230,383	3,430,403
Peapack-Gladstone Financial Corp.	128,847	3,200,559
PennyMac Financial Services, Inc.	29,764	2,315,342
Preferred Bank (b)	82,399	5,078,250
Primis Financial Corp.	195,918	1,961,139
Redwood Trust, Inc. (b)	306,171	2,176,876
S&T Bancorp, Inc.	73,633	2,060,988
Silvercrest Asset Management Group, Inc. - Class A	282,951	4,408,377
SLM Corp.	686,792	10,322,483
SouthState Corp. (b)	27,185	2,013,049
Stewart Information Services Corp.	73,842	3,489,035
StoneX Group, Inc. (a)	56,531	3,455,709
Univest Financial Corp.	82,573	1,559,804
Walker & Dunlop, Inc. (b)	28,583	2,401,544
Western Alliance Bancorp	105,646	5,411,188
White Mountains Insurance Group Ltd.	3,421	5,240,698
Wintrust Financial Corp.	61,609	5,278,043
		151,440,752
Health Care — 5.8%
Amedisys, Inc. (a)	19,983	1,870,009
AMN Healthcare Services, Inc. (a)(b)	41,236	2,795,801
Biote Corp. (a)(b)	608,126	3,034,549
Catalyst Pharmaceuticals, Inc. (a)	168,158	2,426,520
Fortrea Holdings, Inc. (a)	117,714	3,465,500
Haemonetics Corp. (a)	77,724	6,285,540
Halozyme Therapeutics, Inc. (a)	53,003	2,046,446
Inmode Ltd. (a)	101,603	2,413,071
Lantheus Holdings, Inc. (a)	58,923	4,220,065
PetIQ, Inc. (a)(b)	144,976	2,525,482
Quipt Home Medical Corp. (a)	282,146	1,326,086
		32,409,069
Industrials — 24.0%
Acuity Brands, Inc.	17,602	3,155,335
Alight, Inc. - Class A (a)	319,249	2,442,255
Allison Transmission Holdings, Inc.	74,348	3,976,131
Atkore, Inc. (a)(b)	28,319	3,678,638
Beacon Roofing Supply, Inc. (a)	46,794	3,760,366
Brady Corp. - Class A	41,297	2,323,782
Brink's Co. (b)	112,703	8,892,266
CBIZ, Inc. (a)	105,520	6,108,553
Civeo Corp.	117,433	2,557,691
Concentrix Corp.	34,186	3,213,142
CoreCivic, Inc. (a)	285,409	4,129,868
CRA International, Inc.	57,045	5,406,155
Daseke, Inc. (a)	335,131	1,467,874
DXP Enterprises, Inc. (a)	73,919	2,164,348
EnerSys	40,641	3,595,916
Granite Construction, Inc. (b)	77,341	3,553,819
Griffon Corp.	43,212	2,010,654
Heidrick & Struggles International, Inc. (b)	85,845	2,333,267
Hub Group, Inc. - Class A (a)	42,991	3,247,970
Huron Consulting Group, Inc. (a)	41,008	4,271,803
IBEX Holdings Ltd. (a)	209,602	3,716,243
ICF International, Inc.	42,734	5,980,623
Janus International Group, Inc. (a)	412,043	4,347,054
Legalzoom.com, Inc. (a)(b)	363,711	4,193,588
Leonardo DRS, Inc. (a)	203,945	3,758,706
Liquidity Services, Inc. (a)	126,458	2,422,935
LSI Industries, Inc.	204,814	2,685,112
Masonite International Corp. (a)	27,069	2,405,081
NOW, Inc. (a)	154,743	1,542,788
PGT Innovations, Inc. (a)	82,280	2,648,593
Primoris Services Corp.	91,480	2,777,333
Science Applications International Corp.	60,798	7,138,292
Sterling Check Corp. (a)(b)	265,268	3,358,293
Terex Corp.	48,095	2,380,703
Universal Logistics Holdings, Inc.	60,504	1,496,869
V2X, Inc. (a)	71,141	3,016,378
Valmont Industries, Inc.	10,418	2,287,480
Viad Corp. (a)	129,389	4,308,654
Wabash National Corp. (b)	113,115	2,479,481
		135,234,039
Information Technology — 9.1%
Adeia, Inc.	265,828	2,442,959
Amkor Technology, Inc.	77,581	2,185,457
Avnet, Inc.	98,960	4,627,371
Bel Fuse, Inc. - Class B	41,242	2,231,192
Belden, Inc.	33,788	2,244,875
Benchmark Electronics, Inc.	118,078	2,946,046
Clearfield, Inc. (a)(b)	81,547	2,074,556
Coherent Corp. (a)	56,412	2,075,397
CompoSecure, Inc. (a)(b)	346,591	1,729,489
Extreme Networks, Inc. (a)(b)	164,922	2,661,841
Hackett Group, Inc.	106,437	2,374,609
Insight Enterprises, Inc. (a)(b)	25,095	3,799,885
InterDigital, Inc.	67,407	6,735,308
NCR Voyix Corp. (a)	129,159	2,025,213
OSI Systems, Inc. (a)	32,401	3,994,719
Photronics, Inc. (a)	145,689	3,078,409
Richardson Electronics Ltd. (b)	75,566	983,869
Ultra Clean Holdings, Inc. (a)(b)	98,032	2,660,588
		50,871,783
Materials — 3.2%
Ashland, Inc. (b)	20,574	1,644,274
Ecovyst, Inc. (a)	318,928	3,036,194
Eldorado Gold Corp. (a)	243,223	3,193,518
Ingevity Corp. (a)	49,858	1,933,992
Methanex Corp.	41,374	1,766,256
Myers Industries, Inc.	94,693	1,668,491
Orion SA	155,913	3,715,407
Piedmont Lithium, Inc. (a)(b)	39,067	1,012,226
		17,970,358
Real Estate — 1.3%
BRT Apartments Corp.	113,322	2,062,460
Cousins Properties, Inc.	86,883	1,782,839
Kennedy-Wilson Holdings, Inc. (b)	117,316	1,331,537
Spirit Realty Capital, Inc.	48,355	1,997,062
		7,173,898
Utilities — 0.4%
Portland General Electric Co.	30,588	1,255,943
Pure Cycle Corp. (a)	125,841	1,258,410
		2,514,353
TOTAL COMMON STOCKS (COST $464,048,467)		554,861,668

	NUMBER OF SHARES
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL — 14.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.48% (c)	82,056,946	82,056,946
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (COST $82,056,946)		82,056,946
SHORT-TERM INVESTMENTS — 1.1%
Money Market Deposit Accounts — 1.1%
Tri-State Deposit, 5.45% (c)	4,848,259	4,848,259
U.S. Bank Money Market Deposit Account, 5.20% (c)	1,005,096	1,005,096
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $5,853,355)		5,853,355
TOTAL SHORT-TERM INVESTMENTS (COST $5,853,355)		5,853,355
TOTAL INVESTMENTS (COST $551,958,768) — 114.5%		642,771,969
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.5)%		(81,580,482)
TOTAL NET ASSETS — 100.0%		$561,191,487

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. At November 30, 2023, the market value of securities on loan was $79,460,226.
(c)	The rate shown is as of November 30, 2023.

Industry classifications may be different than those used for compliance monitoring purposes.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

BOSTON PARTNERS SMALL CAP VALUE FUND II

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$554,861,668	$554,861,668	$–	$–
Total Equity Securities	554,861,668	554,861,668	–	–
Investments Purchased with Proceeds from Securities Lending Collateral
Investments Purchased with Proceeds from Securities Lending Collateral(a)	82,056,946	–	–	–
Total Investments Purchased with Proceeds from Securities Lending Collateral	82,056,946	–	–	–

Short-Term Investments
Money Market Deposit Accounts	5,853,355	1,005,096	4,848,259	–
Total Short-Term Investments	5,853,355	1,005,096	4,848,259	–
Total Assets*	$642,771,969	$555,866,764	$4,848,259	$–

* Please refer to Portfolio of Investments for further details.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.